Other Financial Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Other Financial Assets [Line Items]
Other financial asset	$ 69,505	$ 71,651
Life insured coverage amount	$ 1,000,000
Chua Swee Kheng [Member]
Other Financial Assets [Line Items]
Other financial asset		$ 85,956